Consolidated companies as of December 31, 2025	12 Months Ended
Dec. 31, 2025
Consolidated companies as of December 31, 2025
Consolidated companies as of December 31, 2025

34. Consolidated companies as of December 31, 2025

		Year ended December 31,
		2025		2024	2023
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2025 vs 2024)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

CONTINUING OPERATIONS
GLPG US Inc. (formerly AboundBio Inc.)	United States	100%		100%	100%
Galapagos B.V. (merged with CellPoint B.V.)	The Netherlands	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
GLPG US Holding Inc. (formerly Galapagos, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV	Belgium	0%	-100%	100%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos U.K. Limited	United Kingdom	100%		100%	0%
Galapagos SASU	France	100%		100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%
Galapagos Holding PTE. LTD.	Singapore	100%		100%	0%
Lakefront Biotherapeutics, Inc.	United States	100%	100%	0%	0%
Galapagos Cell Therapeutics NV	Belgium	100%	100%	0%	0%
Galapagos (Shanghai) Bioscience Co., Ltd.	People's Republic of China	100%	100%	0%	0%

DISCONTINUED OPERATIONS
Galapagos Biopharma Belgium BV	Belgium	0%		0%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	0%		0%	100%
Galapagos Biopharma Spain S.L.U.	Spain	0%		0%	100%
Galapagos Biopharma Italy S.r.l.	Italy	0%		0%	100%
Galapagos Biopharma Germany GmbH	Germany	0%		0%	100%
Galapagos Biopharma Sweden AB	Sweden	0%		0%	100%
Galapagos Biopharma Norway AS	Norway	0%		0%	100%
Galapagos Biopharma Finland Oy	Finland	0%		0%	100%
Galapagos Biopharma Denmark ApS	Denmark	0%		0%	100%
Galapagos Biopharma Austria GmbH	Austria	0%		0%	100%
Galapagos Biopharma Ireland Ltd	Ireland	0%		0%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	0%		0%	100%

There are no significant restrictions on the group’s ability to access or use assets, or settle liabilities, of one of the group’s subsidiaries.

In December 2024, we signed a share purchase agreement regarding the shares of Galapagos Real Estate Belgium BV. The transaction was closed on March 31, 2025.

On January 7, 2025, we incorporated Galapagos (Shanghai) Bioscience Co., Ltd., in the People’s Republic of China, and on February 14, 2025 we incorporated Galapagos Cell Therapeutics NV (formerly XYZ Spinco NV) in Belgium. On August 5, 2025, we incorporated Lakefront Biotherapeutics, Inc. in the United States.